Document and Entity Information	Oct. 25, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001652133
Document Type	8-K
Document Period End Date	Oct. 25, 2021
Entity Registrant Name	OASIS MIDSTREAM PARTNERS LP
Entity Incorporation State Country Code	DE
Entity File Number	001-38212
Entity Tax Identification Number	47-1208855
Entity Address, Address Line One	1001 Fannin Street
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(281)
Local Phone Number	404-9500
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units Representing Limited Partner Interests
Trading Symbol	OMP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false